Revenue and Contract Balances (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenue and Contract Balances [Abstract]
Deferred revenue	$ 123.9		$ 129.2
Deferred revenue balance	$ 14.6	$ 33.1